UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

                         MANAGEMENT INVESTMENT COMPANY
                  Investment Company Act file number 811-09261

                                   FOXBY CORP.

               (Exact name of registrant as specified in charter)

11 Hanover Square, 12th Floor                                     10005
       New York, NY
(Address of principal executive offices)                        (Zip Code)

                          Thomas B. Winmill, President
                                  Foxby Corp.
                         11 Hanover Square, 12th Floor
                               New York, NY 10005
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-344-6310

Date of fiscal year end: 12/31

Date of reporting period: 9/30/08

ITEM 1. SCHEDULE OF INVESTMENTS

                                  FOXBY CORP.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 2008
                                  (UNAUDITED)

      SHARES       COMMON STOCKS (99.36%)                                                       VALUE
--------------------------------------------------------------------------------------------------------------
                   BITUMINOUS COAL & LIGNITE SURFACE MINING (10.14%)
             3,100 Fording Canadian Coal Trust                                                      $ 257,300
           725,000 Hillsborough Resources Ltd. (1)                                                    327,314
                                                                                                      -------
                                                                                                      584,614

                   BOTTLED AND CANNED SOFT DRINKS (3.15%)
             6,000 Hansen Natural Corp. (1) (3)                                                       181,500

                   CANNED FRUITS AND VEGETABLES (4.06%)
            30,000 Del Monte Foods Company                                                            234,000

                   COAL PROJECT DEVELOPMENT (1.47%)
           211,825 Phoenix Coal Corp. (1)                                                              84,674

                   COPPER EXPLORATION AND PROJECT DEVELOPMENT (4.86%)
           122,000 First Metals, Inc. (1)                                                              34,138
            30,000 Lumina Copper Corp. (1)                                                             31,038
           438,000 Nord Resources Corp. (1)                                                           214,620
                                                                                                      -------
                                                                                                      279,796

                   CRUDE PETROLEUM AND NATURAL GAS (7.35%)
             6,408 Nexen Inc.                                                                         148,858
            95,000 RAM Energy Resources, Inc. (1)                                                     274,550
                                                                                                      -------
                                                                                                      423,408

                   DEEP SEA FOREIGN TRANSPORTATION OF FREIGHT (5.79%)
             8,000 Diana Shipping Inc.                                                                157,520
            10,000 Eagle Bulk Shipping Inc.                                                           139,400
             4,900 Navios Maritime Partners L.P.                                                       36,995
                                                                                                       ------
                                                                                                      333,915

                   DIAMOND EXPLORATION AND PROJECT DEVELOPMENT (3.94%)
           185,937 Etruscan Diamonds Ltd. (1) (2)                                                     227,350

                   ELECTRONIC COMPUTERS (3.57%)
            12,500 Dell Inc. (1) (4)                                                                  206,000

                   FIRE, MARINE & CASUALTY INSURANCE (4.35%)
                57 Berkshire Hathaway, Inc. - Class B (1) (4)                                         250,515

                   GOLD EXPLORATION AND PROJECT DEVELOPMENT (3.27%)
            99,000 Etruscan Resources Inc. (1)                                                         64,715
           141,000 Mansfield Minerals, Inc. (1)                                                        66,309
            17,166 Q2 Gold Resources, Inc. (1) (2)                                                          -
           110,000 Reunion Gold Corp (1)                                                               21,210
           140,000 Victoria Gold Corp. (1)                                                             36,211
                                                                                                       ------
                                                                                                      188,445

                   HOSPITAL AND MEDICAL SERVICE PLANS (2.20%)
             5,000 UnitedHealth Group Inc. (4)                                                        126,950

                   INSURANCE AGENTS, BROKERS AND SERVICES (3.98%)
            10,600 Brown & Brown, Inc. (4)                                                            229,172
            75,000 Safety Intelligence Systems Corp. (1) (2)                                                -
                                                                                                      -------
                                                                                                      229,172

                   INVESTMENT ADVICE (4.59%)
             3,000 Franklin Resources Inc.                                                            264,390

                   METAL MINING (1.62%)
            15,250 HudBay Minerals Inc. (1)                                                            93,520

                   NATURAL GAS DISTRIBUTION (0.84%)
            12,713 MetroGAS S.A. ADR (1)                                                               48,564

                   POTASH PROJECT DEVELOPMENT (4.48%)
           100,000 MagMinerals Holdings Corp. (1) (2)                                                 258,390

                   POWER INSULATING AND RELATED EQUIPMENT (0.74%)
             4,000 NGK Insulators, Ltd. (4)                                                            42,600

                   REINSURANCE CARRIERS (3.25%)
             6,800 Aspen Insurance Holdings Ltd. (4)                                                  187,000

                   SECURITY AND COMMODITY BROKERS, DEALERS, EXCHANGES AND SERVICES (5.78%)
             6,200 T. Price Rowe Group, Inc.                                                          333,002

                   SEMICONDUCTORS AND RELATED DEVICES (6.39%)
             9,900 Intel Corporation (4)                                                              185,427
             8,500 Texas Instruments Inc. (4)                                                         182,750
                                                                                                      -------
                                                                                                      368,177

                   SERVICES-PREPACKAGED SOFTWARE (5.23%)
             8,100 Trend Micro Incorporated ADR (1) (4)                                               301,370

                   SMELTING (0.19%)
             7,203 China Silicon Corp. (1) (2)                                                         11,143

                   STATE COMMERCIAL BANKS (3.65%)
             7,300 Wilmington Trust Company (4)                                                       210,459

                   TIMBER, OTHER RESOURCES (2.06%)
           136,700 MagIndustries Corp. (1)                                                            118,931

                   ZINC EXPLORATION AND PROJECT DEVELOPMENT (2.41%)
           396,000 Farallon Resources Ltd. (1)                                                        138,741
                                                                                                      -------

                   Total common stocks (cost: $8,032,686) (99.36%)                                  5,726,626
                                                                                                    ---------

                   PREFERRED STOCKS (2.54%)

                   SMELTING
               945 China Silicon Corp.  (cost:$224,910) (1) (2)                                       146,191
                                                                                                      -------

 PRINCIPAL AMOUNT  CORPORATE BONDS AND NOTES (4.65%)
--------------------------------------------------------------------------------------------------------------
                   RETAIL CONSULTING AND INVESTMENT
           412,434 Amerivon Holdings LLC 4%, due 2010 (cost: $412,434) (2)                            268,082
                                                                                                      -------

      UNITS        WARRANTS  (0.04%) (1)
--------------------------------------------------------------------------------------------------------------
                 4 Amerivon Holdings LLC, expiring 5/31/10 (2)                                              -
            23,626 China Silicon Corp., expiring 7/18/10 (2)                                                -
           111,110 Davie Yards Inc., expiring 2/20/10                                                   2,090
           198,000 Farallon Resources Ltd., expiring 12/21/08 (2)                                           -
           219,000 Nord Resources Corp., expiring 6/05/12 (2)                                               -
            70,000 Victoria Gold Corp., expiring 5/07/09 (2)                                                -
                                                                                                        -----
                   Total warrants (cost: $0)                                                            2,090
                                                                                                        -----

      SHARES       INVESTMENT OF SECURITY LENDING COLLATERAL (2.99%)
--------------------------------------------------------------------------------------------------------------
           172,500 State Street Navigator Securities Lending Prime Portfolio (cost:$172,500)          172,500
                                                                                                      -------

                   Total investments (cost: $8,842,530) (109.58%)                                   6,315,489

                   Liabilities in excess of other assets (-9.58%)                                    (552,252)
                                                                                                     --------

                   Net assets (100.00%)                                                           $ 5,763,237
                                                                                                  ===========



      SHARES       SECURITIES SOLD SHORT                                                        VALUE
--------------------------------------------------------------------------------------------------------------
                   GOLD ORES
            95,000 High River Gold Mines Ltd. (proceeds: $69,687) (1)                                $ 55,399
                                                                                                     ========


     (1)  Non-income producing.

     (2)  Illiquid and/or restricted security that has been fair valued.

     (3) All or a portion of this security was on loan. The total value of the securities on loan, as of September 30, 2008, was $181,500.

     (4)  Fully or partially pledged as collateral on bank credit facility.

          ADR means "American Depositary Receipt."

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED):

SECURITY VALUATION

Securities traded on a U.S. national securities exchange ("USNSE") are valued at the last reported sales price on the day the valuations are made. Securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued by the Fund at the Nasdaq Official Closing Price ("NOCP") provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., ET, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Securities that are not traded on a particular day and securities traded in foreign and over-the-counter markets that are not also traded on a USNSE or Nasdaq, are valued at the mean between the last bid and asked prices. Certain of the securities in which the Fund invests are priced through pricing services that may utilize a matrix pricing system which takes into consideration factors such as yields, prices, maturities, call features, and ratings on comparable securities. Bonds may be valued according to prices quoted by a dealer in bonds that offers pricing services. Debt obligations with remaining maturities of 60 days or less are valued at cost adjusted for amortization of premiums and accretion of discounts. Open end investment companies are valued at their net asset value. Foreign securities markets may be open on days when the U.S. markets are closed. For this reason, the value of any foreign securities owned by the Fund could change on a day when stockholders cannot buy or sell shares of the Fund. Securities for which market quotations are not readily available or reliable and other assets may be valued as determined in good faith under the direction of and pursuant to procedures established by the Fund's Board of Directors. Due to the inherent uncertainty of valuation, these values may differ from the values that would have been used had a readily available market for the securities existed. These differences in valuation could be material. A security's valuation may differ depending on the method used for determining value. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ from the net asset value that would be calculated using market prices.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") on January 1, 2008. FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based on the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. The hierarchy of inputs is summarized below.

     Level 1 - quoted prices in active markets for identical investments.

     Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's assets and liabilities carried at fair value:

                                            LEVEL 1          LEVEL 2          LEVEL 3           TOTAL
                                     --------------------------------------------------------------------
Assets:
    Investments in securities             $ 5,404,333              $ -        $ 911,156      $ 6,315,489

Liabilities:
    Securities sold short                    $ 55,399              $ -              $ -         $ 55,399


The following is a reconciliation of the Fund's investments that were valued using Level 3 inputs for the period:

                                                      INVESTMENT IN
                                                       SECURITIES
--------------------------------------------------------------------------------

Balance, December 31, 2007                            $ 799,385
Net purchases (sales)                                   456,823
Change in unrealized appreciation (depreciation)         81,897
Realized gain (loss)                                          -

Transfers in and / or out of Level 3                   (426,949)
                                                       --------
Balance, September 30, 2008                           $ 911,156
                                                      =========



COST FOR FEDERAL INCOME TAX PURPOSES

The cost of investments for federal income tax purposes is $8,949,649 and net unrealized depreciation is $2,634,160, comprised of aggregate gross unrealized appreciation and depreciation of $142,090 and $2,776,250, respectively.

ILLIQUID AND RESTRICTED SECURITIES

The Fund owns securities which have a limited trading market and/or certain restrictions on trading and, therefore, may be illiquid and/or restricted. Such securities have been valued at fair value in accordance with the procedures described above. Due to the uncertainty of valuation, these values may differ from the values that would have been used had a ready market for these securities existed and these differences could be material. Illiquid and/or restricted securities owned at September 30, 2008, were as follows:

                                                                     ACQUISITION
SECURITY                                                                DATE                COST             VALUE
-------------------------------------------------------------------------------------------------------------------------
MagMinerals Holdings Corp.                                            03/18/08           $ 397,520         $ 258,390
China Silicon Corp. common shares                                     01/01/08              17,143            11,143
Victoria Resource Corp. warrants expiring 05/07/09                    10/17/07                   -                 -
Amerivon Holdings LLC 4% due 05/31/10                                 09/20/07             412,434           268,082
Amerivon Holdings LLC warrants expiring 05/31/10                      09/20/07                   -                 -
China Silicon Corp. Preferred Shares                                  07/18/07             224,910           146,191
China Silicon Corp. warrants expiring 07/18/10                        07/18/07                   -                 -
Q2 Gold Resources Corp.                                               07/06/07                  65                 -
Nord Resources Corp. warrants expiring 06/05/12                       05/14/07                   -                 -
Etruscan Diamonds Ltd.                                                02/28/07             320,129           227,350
Farallon Resources Ltd warrants expiring 12/21/08                     12/12/06                   -                 -
Safety Intelligence Systems Corp.                                     09/05/02             225,000                 -
                                                                                     ------------------------------------

                                                                                       $ 1,597,201         $ 911,156
                                                                                     ====================================

Percent of net assets                                                                         27.7%             15.8%
                                                                                     ====================================



AFFILIATED ISSUER

The term affiliate, as defined under the Act, includes companies in which there is a direct or indirect (a) ownership of, control of or, voting power over 5% or more of the outstanding voting shares or (b) control of, or common control under, another company or persons. Midas Management Corporation and Investor Service Center, Inc. act as the investment manager and distributor, respectively, of Midas Dollar Reserves, Inc. and are affiliates of the Fund's Investment Manager, CEF Advisers, Inc. Transactions with affiliates for the nine months ended September 30, 2008 were as follows:

                                           NUMBER OF SHARES HELD
                            ---------------------------------------------------
                                                                                    VALUE
                            DECEMBER       GROSS          GROSS     SEPTEMBER 30, SEPTEMBER 30,  DIVIDEND    REALIZED GAINS/
NAME OF ISSUER              31, 2007     ADDITIONS      REDUCTIONS     2008          2008         INCOME         (LOSSES)
----------------------------------------------------------------------------------------------------------------------------
Midas Dollar Reserves, Inc.        -       221,884         221,884       -             -           $16             $-


ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period covered by the report that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FOXBY CORP.

By : /s/ Thomas B. Winmill
     ------------------------
Thomas B. Winmill, President
Date: October 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas B. Winmill
    ---------------------
Thomas B. Winmill, President
Date: October 24, 2008

By: /s/ Thomas O'Malley
    -------------------
Thomas O'Malley, Chief Financial Officer
Date: October 24, 2008

                                 EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)